As filed with the Securities and Exchange Commission on February 22, 2012

Securities Act Registration No. 333-65829
Investment Company Act Registration No. 811-9067

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 16	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒
KIRR, MARBACH PARTNERS FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

621 Washington Street Columbus, Indiana (Address of Principal Executive Offices)	47202 (Zip Code)
Registrant’s Telephone Number, including Area Code:  (812) 376-9444

Mark D. Foster

Kirr, Marbach & Company, LLC

621 Washington Street

Columbus, Indiana  47202

(Name and Address of Agent for Service)

Copies to:

Scott A. Moehrke
Kirkland & Ellis LLP
300 North LaSalle
Chicago, Illinois  60654

It is proposed that this filing will become effective (check appropriate box)
☒           immediately upon filing pursuant to paragraph (b)
☐           on (date) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1)
☐           on 75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and State of Indiana on the 22nd day of February, 2012.

             KIRR, MARBACH PARTNERS FUNDS, INC. (Registrant)

             By:           /s/ Mark D. Foster
                     Mark D. Foster, Chairman and
                     President

Each person whose signature appears below constitutes and appoints Mark D. Foster, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Mark D. Foster Mark D. Foster	Director, Chairman and President	February 22, 2012

/s/ Mickey Kim Mickey Kim	Director, Vice President, Treasurer, Secretary and Chief Compliance Officer	February 22, 2012

/s/ Jeffrey N. Brown Jeffrey N. Brown	Director	February 22, 2012

/s/ Mark E. Chesnut Mark E. Chesnut	Director	February 22, 2012

/s/ John F. Dorenbusch John F. Dorenbusch	Director	February 22, 2012

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE